Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (124,835,000)	$ (510,789,000)	$ (116,565,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	18,609,000	24,599,000	23,869,000
Vessel depreciation	36,562,000	14,263,000	686,000
Amortization of deferred financing costs	4,137,000	1,988,000	150,000
Write off of deferred financing costs	3,781,000	16,085,000	0
Loss / write down on assets	(10,555,000)
Loss / write down on assets held for sale	11,433,000	397,472,000	55,487,000
Loss write down on assets - related party	0
Loss / write down on assets held for sale-related party	1,000,000	25,465,000	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Decrease in prepaid expenses and other current assets	(483,000)	(4,669,000)	(3,811,000)
(Decrease) increase in accounts payable accrued expenses	(6,178,000)	5,372,000	5,014,000
Increase (decrease) in related party balances	5,656,000	(4,928,000)	(15,170,000)
Net Cash Provided by (Used in) Operating Activities	(52,196,000)	(35,142,000)	(50,340,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Security deposit refunded (paid) on assets held for sale	0	31,277,000	(31,277,000)
Proceeds from sale of assets held for sale	271,376,000	281,050,000	0
Payments on assets classified as held for sale	(98,445,000)	(92,433,000)	0
Payments for vessels and vessels under construction	(408,307,000)	(875,970,000)	(651,505,000)
Net cash used by investing activities	(235,376,000)	(656,076,000)	(682,782,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock	128,112,000	217,997,000	187,615,000
Proceeds from issuance of debt	247,243,000	489,561,000	33,550,000
Repayments of Long-term Debt	(185,239,000)	(62,669,000)	0
Proceed from Senior Notes offering	0	0	73,625,000
Debt issue cost paid	(1,110,000)	(26,044,000)	(22,891,000)
Net cash provided by financing activities	189,006,000	618,845,000	271,899,000
(Decrease) increase in cash and cash equivalents	(98,566,000)	(72,373,000)	(461,223,000)
Cash at cash equivalents, beginning of period	200,300,000	272,673,000	733,896,000
Cash and cash equivalents, end of period	101,734,000	200,300,000	272,673,000
Supplemental Cash Flow Information [Abstract]
Interest Paid	22,647,000	12,874,000	1,273,000
Noncash Investing and Financing Items [Abstract]
Amounts payable for vessels and vessels under construction	207,000	2,800,000	7,568,000
Deferred financing cost payable	0	85,000	532,000
Issuance of common stock	147,000	0	357,000
Interest capitalized	$ 6,951,000	$ 11,886,000	$ 1,600,000